Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity - Narrative (Details) - USD ($)				1 Months Ended											3 Months Ended		9 Months Ended		12 Months Ended				39 Months Ended	40 Months Ended
	Dec. 31, 2023	Sep. 29, 2023	Jun. 22, 2023	Feb. 28, 2023	Nov. 30, 2022	May 31, 2022	Jul. 31, 2020	Apr. 30, 2020	Feb. 28, 2019	Oct. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Apr. 30, 2016	Mar. 31, 2015	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016	Sep. 30, 2023	May 31, 2022	Jan. 01, 2023	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding option awards																			405,081	264,303
Options granted (in shares)															1,044,667	50,806	3,867,366	153,686	235,199
Tax benefits recognized																			$ 0	$ 0	$ 0
Expected dividend yield																			0.00%	0.00%	0.00%
Warrants to purchase shares (in shares)						694,892																		694,892
Offering price of warrant (in dollars per share)						$ 39.9975																		$ 39.9975
Exercise price per warrant (in dollars per share)						$ 0.0025													$ 0.0025					$ 0.0025
Net proceeds from sale of common stock						$ 42,900,000		$ 129,000,000	$ 64,500,000
Placement agent fees and offering costs						$ 2,100,000
Maximum ownership percentage of common stock shares for outstanding warrants to be exercised																								4.99%
Ownership percentage for outstanding warrants to purchase shares of common stock to be exercised to certain holders																			9.99%					9.99%
Revised ownership percentage, period to take effect after notice																								61 days
Stock-based compensation expense															$ 4,785,000	$ 1,565,000	$ 8,405,000	$ 5,684,000
Stock-based compensation																	$ 8,405,000	$ 5,684,000	$ 7,111,000	$ 8,038,000	$ 6,256,000
Employees and Non-Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unamortized expense																			$ 0	$ 0	$ 0
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value																			$ 45	$ 124	$ 117
Intrinsic value of options exercised																			$ 0	$ 700,000	$ 400,000
Unrecognized stock-based compensation expense for options																			$ 11,600,000
Weighted average period over which unrecognized compensation is expected to be recognized																			1 year 7 months 6 days
Stock Options | Non-Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued																			0	0	0
Stock option vested																			0	0	66
Non-Qualified Stock Options | New Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted (in shares)					75,393,000,000
Vesting period of first 25% of options granted					1 year
Vesting period of remaining 75% of options granted					48 months
Options granted exercisable period					10 years
Restricted Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity instruments other than options, granted (in shares)																			0	0	9,128
Unrecognized stock-based compensation expense																			$ 1,200,000
Restricted Common Stock | Non-Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity instruments other than options, granted (in shares)																			0	0	0
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants to purchase shares (in shares)						694,892																		694,892
Maximum ownership percentage of common stock shares for outstanding warrants to be exercised																								19.99%
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued						430,107
Public offering price (in dollars per share)						$ 40																		$ 40
2015 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grantees with more than five years vesting term, percent														10.00%
Maximum vesting term for more than ten percent grantees														5 years
Number of common stock to option outstanding																			3,785
Number of common stock available for issuance													20,394
2015 Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of market value of common stock														100.00%
2015 Equity Incentive Plan | Maximum | Stock option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, term														10 years
2016 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Initial reserves of common stock													44,000
Increase in number of shares of common stock reserved for issuance										70,384
Share based compensation plan expiration date										Aug. 07, 2028
Annual percentage of additional shares																			4.00%			4.00%
Additional number of shares available for issuance																									104,560	78,968	76,734	46,535
Common stock available for future issuance (in shares)															293,497		293,497		432,725				293,497
Outstanding option awards																			319,122
Expected dividend yield															0.00%	0.00%	0.00%	0.00%
Stock options granted to certain members of board of directors, contingent on stockholder approval (in shares)			2,720,033
Expense on contingent awards			$ 0
2016 Equity Incentive Plan | Restricted Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity instruments other than options, granted (in shares)							9,128
Equity instruments other than options, vested (in shares)																							0
Stock-based compensation expense																	$ 0
2018 Equity Inducement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, term																	10 years
Initial reserves of common stock												44,000
Common stock available for future issuance (in shares)																			44,000
Outstanding option awards																			12,440
Awards granted, vesting period																	4 years
Options granted (in shares)																	3,583,880
Additional number of shares available for grant																	2,800,000
2018 Plan, 2016 Plan and 2015 Plan | Service-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, term												10 years
Awards granted, vesting period												4 years
2018 Plan, 2016 Plan and 2015 Plan | Maximum | Service-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards granted, vesting period												4 years
2016 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional number of shares available for issuance																										19,742	19,183	11,633
Common stock available for future issuance (in shares)													6,600						48,665
Percentage of discount through payroll deductions to eligible employees to purchase common stock													15.00%
Percentage of fair market value of common stock													85.00%
Additional annual percentage increase of common stock											1.00%
Number of shares issued																	2,496	6,073
Expected dividend yield															0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Aggregate cash proceeds from sale of shares																	$ 100,000	$ 200,000
2016 Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum purchase value per employee under employee stock purchase plan													$ 25,000
Maximum number of shares purchased under employee stock purchase plan													80
2016 Employee Stock Purchase Plan | Maximum | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares purchased under employee stock purchase plan				400
Spyre 2023 Equity Incentive Plan | Asset Acquisition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares)			2,734
Parapyre Option Obligation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, term		10 years
Annual percentage of additional shares			1.00%
Unamortized expense															$ 2,100,000		2,100,000						$ 2,100,000
Fair value of contingent consideration assumed			$ 100,000
Stock-based compensation															$ 2,700,000	$ 0	$ 2,900,000	$ 0
Parapyre Option Obligation | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, term		10 years
Parapyre Option Obligation | Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Pro-rated estimated fair value of options	$ 3,000,000